Pension and Other Postretirement Benefits - Schedule of Net Benefit Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	1	2	3	3	5	7	7
Less Expected return on plan assets	(2)	(2)	(4)	(4)	(7)	(8)	(7)
Amortization of net actuarial loss (gain)	1	0	1	1	2	3	2
Amortization of prior service cost	0	0	0	0	0	0	0
Settlement expense (income)	0	0	1	0	0	3	0
Net periodic benefit cost	0	0	1	0	0	5	2
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0	0	0
Interest cost	0	0	0	0	0	0	0
Less Expected return on plan assets	0	0	0	0	0	0	0
Amortization of net actuarial loss (gain)	0	0	0	0	(1)	(1)	0
Amortization of prior service cost	0	0	0	0	0	0	0
Settlement expense (income)	0	0	0	0	0	0	0
Net periodic benefit cost	0	0	0	0	(1)	(1)	0
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	0	0	0
Interest cost	0	0	0	0	1	1	1
Less Expected return on plan assets	0	0	0	0	0	0	0
Amortization of net actuarial loss (gain)	0	0	0	0	0	0	0
Amortization of prior service cost	0	0	0	0	0	0	0
Settlement expense (income)	0	0	0	0		0	0
Net periodic benefit cost	$ 0	$ 0	$ 0	$ 0	$ 1	$ 1	$ 1